Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Deferred Performance Awards (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Performance Awards [Line Items]
Cash	£ 23	£ 20
Shares	22	19
Expenses charged in the year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	8	9
Shares	8	8
Deferred performance awards	16
Expenses charged in the year | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	3
Shares	3
Deferred performance awards	6
Expenses charged in the year | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	5
Shares	5
Deferred performance awards	10
Expenses deferred to future periods
Disclosure Of Deferred Performance Awards [Line Items]
Cash	15	11
Shares	14	£ 11
Deferred performance awards	29
Expenses deferred to future periods | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	9
Shares	8
Deferred performance awards	17
Expenses deferred to future periods | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	6
Shares	6
Deferred performance awards	£ 12